CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 31,770	$ 39,126	$ 26,326	$ 22,679
Restricted cash - current asset	7,198	8,066	6,003	6,962
Restricted cash - non-current asset	12,095	12,627	13,125	13,640
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 51,063	$ 59,819	$ 45,454	$ 43,281